Income Taxes (Details 3)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 EIT	Dec. 31, 2012 EIT Minimum USD ($)	Dec. 31, 2012 EIT Minimum CNY	Dec. 31, 2012 EIT Maximum
Income Taxes
Income tax examination, statute of limitations period, due to computational errors	6 years	3 years
Income tax examination, statute of limitations period, under special circumstance		5 years
Income tax examination, underpayment of tax liability, special circumstance			$ 16,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment					10 years